Short-Term Investments - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Short-term investments	$ 61,571	$ 25,125	$ 20,385
Certificates of deposit
Schedule of Available-for-sale Securities [Line Items]
Short-term investments	$ 1,000	$ 1,000	$ 1,600